SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

1.	On August 9, 2021, the Company amended its Articles of Incorporation to effect a 9 to 1 reverse stock split of the Company’s outstanding Common Stock. As a result of the reverse stock split, which became effective on August 9, 2021, every 9 shares of the Company’s outstanding Common Stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The number of authorized capital of the Company’s Common Stock and par value of the shares remained unchanged.

All share, stock option and per share information in these condensed consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis.

2.	On July 27, 2021, certain of the Company’s stockholders representing more than 50% of the Company’s outstanding share capital as of July 7, 2021 approved an additional amendment to the Company’s Articles of Incorporation (the “Staggered Board Certificate of Amendment”) in order to effect the implementation of a staggered board structure.

NOTE 13 - SUBSEQUENT EVENTS:

a.	On January 20, 2021, the Company’s Board of Directors approved an increase of the authorized share capital of the Company by an additional 225,000,000 ordinary shares par value $0.001 per share, such that the authorized share capital of the Company following such increase shall be consisting of 300,000,000 ordinary shares.

b.	Refer to Note 9b-c regarding exercising of warrants.

c.	On March 22, 2021, the Company undertook to issue to certain investors (the “Investors”) 2,469,156 units (the “Units”) in exchange for an aggregate purchase price of $20 million. Each Unit consists of (i) one share of the Company’s common stock and (ii) one warrant to purchase one share of common stock with an exercise price of US$10.35 per share (the “Warrant” and the “Exercise Price”). Each Warrant is exercisable until the close of business on March 31, 2026.

Pursuant to the terms of the Warrants, following April 1, 2024, if the closing price of the common stock equal or exceeds 135% of the Exercise Price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the Warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the Warrants, in whole or in part, by delivering to the Investors a notice of forced exercise.

d.

On August 9, 2021, the Company amended its Articles of Incorporation to effect a 9 to 1 reverse stock split of the Company’s outstanding Common Stock. As a result of the reverse stock split, which became effective on August 9, 2021, every 9 shares of the Company’s outstanding Common Stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The number of authorized capital of the Company’s Common Stock and par value of the shares remained unchanged.

All share, stock option and per share information in these consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis.